NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 09, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Deferred Revenue			$ 936,428		$ 362,528
Number of Warrants Outstanding			1,521,250	1,588,750	1,815,181
Employee stock options			163,010	311,898	160,152
Number of shares issued upon conversion				243,571
Product warranty Period			90 days
Reverse split	1-for-14	1 for 14
Cash, uninsured balance				$ 4,952,107
Series B Preferred Stock [Member]
Number of shares issued upon conversion			243,571		404,286
Series B Convertible Preferred Stock [Member]
Number of shares issued upon conversion				243,571
Minimum [Member]
Estimated economic life of the property and equipment			3 years
Product warranty Period			12 months
Maximum [Member]
Estimated economic life of the property and equipment			5 years
Product warranty Period			36 months
Patents and Trademarks [Member]
Estimated economic life of the property and equipment			17 years